Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 21, 2023
Entity Registrant Name	dei_EntityRegistrantName	GRANITESHARES ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001689873
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2023
Prospectus Date	rr_ProspectusDate	Oct. 27, 2023
GraniteShares 1.5x Long NVDA Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVDL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.5x Long NVDA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NVDL	GraniteShares 1.5x Long NVDA Daily ETF	GraniteShares 2x Long NVDA Daily ETF	150%	200%

GraniteShares 1.5x Long COIN Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CONL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.5x Long COIN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CONL	GraniteShares 1.5x Long COIN Daily ETF	GraniteShares 2x Long COIN Daily ETF	150%	200%

GraniteShares 1.75x Long BABA Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BABX
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.75x Long BABA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BABX	GraniteShares 1.75x Long BABA Daily ETF	GraniteShares 2x Long BABA Daily ETF	175%	200%

GraniteShares 1.5x Long META Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FBL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.5x Long META Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.50 times (150%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FBL	GraniteShares 1.5x Long META Daily ETF	GraniteShares 2x Long META Daily ETF	150%	200%

GraniteShares 1.75x Long GOOGL Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOOL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.75x Long GOOGL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOOL	GraniteShares 1.75x Long GOOGL Daily ETF	GraniteShares 2x Long GOOGL Daily ETF	175%	200%

GraniteShares 1.5x Long AMZN Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMZZ
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.5x Long AMZN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMZZ	GraniteShares 1.5x Long AMZN Daily ETF	GraniteShares 2x Long AMZN Daily ETF	150%	200%

GraniteShares 1.75x Long AAPL Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAPB
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.75x Long AAPL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AAPB	GraniteShares 1.75x Long AAPL Daily ETF	GraniteShares 2x Long AAPL Daily ETF	175%	200%

GraniteShares 1.25x Long AMD Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMDL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.25x Long AMD Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMDL	GraniteShares 1.25x Long AMD Daily ETF	GraniteShares 2x Long AMD Daily ETF	125%	200%

GraniteShares 1.25x Long PLTR Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTIR
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.25x Long PLTR Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the common stock of Palantir Technologies Inc. (NYSE: PLTR).	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the common stock of Palantir Technologies Inc. (NYSE: PLTR).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PTIR	GraniteShares 1.25x Long PLTR Daily ETF	GraniteShares 2x Long PLTR Daily ETF	125%	200%

GraniteShares 1.5x Long UBER Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UBRL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.5x Long UBER Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
UBRL	GraniteShares 1.5x Long UBER Daily ETF	GraniteShares 2x Long UBER Daily ETF	150%	200%

GraniteShares 1.5x Long DIS Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DISL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.5x Long DIS Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) of the common stock of Walt Disney Co (NYSE: DIS).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) of the daily percentage change of the common stock of Walt Disney Co (NYSE: DIS).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
DISL	GraniteShares 1.5x Long DIS Daily ETF	GraniteShares 2x Long DIS Daily ETF	150%	200%

GraniteShares 1.25x Long F Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FORL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
GraniteShares 1.25x Long F Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FORL	GraniteShares 1.25x Long F Daily ETF	GraniteShares 2x Long F Daily ETF	125%	200%